Operating loss (Details) - EUR (€)	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024
Operating loss for the year is stated after charging/(crediting):
Exchange loss/gains	€ 220	€ (2)
Research and development costs	€ (0)	€ 8,159